Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently applied. The condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the Company’s consolidated financial statements as at December 31, 2021 and 2020.

Principles of consolidation

Principles of consolidation

The condensed consolidated financial statements include the financial statements of the Company, its subsidiaries, as well as the VIE and VIE’s subsidiaries for which the Company is the ultimate primary beneficiary for accounting purpose only under U.S. GAAP.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders. The Company owns 39.35% equity interest in Guizhou New Energy, but has the power to cast a majority of votes at the meeting of the board of directors and governs the financial and operating policies of Guizhou New Energy under an agreement among the shareholders.

All transactions and balances between the Company, its subsidiaries, VIE and VIE’s subsidiaries have been eliminated upon consolidation.

Non-controlling interests

Non-controlling interests

Non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. As of June 30, 2022, for the Company’s consolidated subsidiaries, the VIE and VIE’ s subsidiaries, non-controlling interests represent: a) a minority shareholder’s 49% ownership interest in GMB (Beijing), GMB Consulting, Nanyu Culture and Jiagui Haifeng; b) a minority shareholder’s 60.65% ownership interest in Guizhou New Energy, which has a subsidiary called Sunrise Guxian; c) a minority shareholder’s 49% ownership interest in GMB Culture, which has a subsidiary called GMB Technology; and d) a minority shareholder’s 25% ownership interest in Shidong Cloud, and 40% ownership interest in Shidong Trading.

As of December 31, 2021, for the Company’s consolidated subsidiaries, the VIE and VIE’ s subsidiaries, non-controlling interests represent: a) a minority shareholder’s 49% ownership interest in Guizhou New Energy, GMB (Beijing), GMB Consulting, Nanyu Culture and Jiagui Haifeng; b) a minority shareholder’s 49% ownership interest in GMB Culture, which has a subsidiary called GMB Technology; and c) a minority shareholder’s 25% ownership interest in Shidong Cloud, and 40% ownership interest in Shidong Trading.

Non-controlling interests are presented as a separate line item in the equity section of the Company’s Consolidated Balance Sheets and have been separately disclosed in the Company’s Consolidated Statements of Operations and Comprehensive Income to distinguish the interests from those of the Company.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and judgments are based on historical information, information that is currently available to the Company and on various other assumptions that the Company believes to be reasonable under the circumstances. Significant estimates required to be made by management, include, but are not limited to, the assessment of the allowance for doubtful accounts, depreciable lives of plants, property and equipment, and realization of deferred tax assets. Actual results could differ from those estimates.

Foreign currency translation

Foreign currency translation

The Company’s principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. The Company’s consolidated financial statements are reported using the U.S. Dollars (“US$” or “$”). The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the Company’s Consolidated Statements of Operations and Comprehensive Income.

The value of RMB against US$ and other currencies may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Company’s financial condition in terms of US$ reporting. The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

	June 30, 2022	December 31, 2021	June 30, 2021
Period-end spot rate	US$1= RMB 6.7114	US$1= RMB 6.3757	US$1= RMB 6.4601
Average rate	US$1= RMB 6.4835	US$1= RMB 6.4515	US$1= RMB 6.4718

Fair value measurements

Fair value measurements

The Company follows the provisions of ASC 820, Fair Value Measurements and Disclosures. ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1 - Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2 - Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3 - Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheets for cash, restricted cash, accounts receivable, due from related parties, prepaid expenses and other current assets, deferred revenue, income taxes payable, accounts payable, due to related parties, accrued expenses and other current liabilities approximate their fair value based on the short-term maturity of these instruments.

The Company’s non-financial assets, such as plants, property and equipment would be measured at fair value only if they were determined to be impaired.

As a practical expedient, the Company uses Net Asset Value (“NAV”) or its equivalent to measure the fair value of its certain fund investment. NAV is primarily determined based on information provided by external fund administrators. The Group’s investments valued at NAV as a practical expedient are private equity funds, which represent the short-term investment on the balance sheet.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include cash on hand and demand deposits in accounts maintained with commercial banks, as well as highly liquid investments which are unrestricted as to withdrawal or use and are readily convertible to known amounts of cash. The interest incomes of highly liquid investments are reported in the Company’s Consolidated Statements of Operations and Comprehensive Income. The Company maintains the bank accounts in Mainland China and Hong Kong. Cash balances in bank accounts in Mainland China and Hong Kong are not insured by the Federal Deposit Insurance Corporation or other programs.

Restricted cash

Restricted cash

Restricted cash represent bank deposits with designated use, which cannot be withdrawn without certain approval or notice. Restricted cash, which matures in more than twelve months after the balance sheet date, is classified as noncurrent assets in the consolidated balance sheets.

Restricted cash classified as a long-term asset on the Company’s consolidated balance sheets consists of cash equivalents restricted as to withdrawal or use. Such restricted cash relates to an escrowed fund of listing companies.

The escrowed fund shall be held by the Escrow Agent for the purpose of satisfying the initial $700,000 of the indemnification obligations of the Company, with respect to the Escrowed Funds, for a period of 24 months from the closing of the Company’s initial public offering in February 2022.

Short-term investments

Short-term investments

The Company evaluates whether an investment is other-than-temporarily impaired based on the specific facts and circumstances. Factors that are considered in determining whether an other-than-temporary decline in value has occurred include the market value of the security in relation to its cost basis, the financial condition of the investee, and the intent and ability to retain the investment for a sufficient period of time to allow for recovery in the market value of the investment.

Accounts receivable, net

Accounts receivable, net

Accounts receivable mainly represent amounts due from clients in the ordinary course of business and are recorded net of allowance for doubtful accounts.

The Company mitigates the associated risks by performing credit checks and actively pursuing past due accounts. An allowance for doubtful accounts is established and recorded based on management’s assessment of historical bad debts, creditworthiness and financial conditions of the clients, current economic trends and changes in client payment patterns. Past due accounts are generally written off against the allowance for bad debts only after all collection attempts have been exhausted and the potential for recovery is considered remote. The allowance was $7,158,231, and $5,744,387 as of June 30, 2022 and as of December 31, 2021, respectively.

Inventories

Inventories

The inventories as of June 30, 2022 consisted of raw materials, consigned processing materials, materials in transit and finished goods. Finished goods were mainly graphite anode materials, health service gift cards, learning course gift cards, Chinese tea, latex pillows and health care products, all of which are products available for sale, and are stated at the lower of cost and net realizable value.

Part of the Company’s finished goods are obtained through fee exchange arrangements with its customers, which are entered into at the Company’s discretion to receive inventory in exchange of collection of account receivables and deferred revenue due from the customers. The Company accounts for these nonmonetary exchanges based on the fair values of the assets involved. The cost of inventories acquired in exchange is initially measured at the fair value of the accounts receivable the Company surrendered to obtain them.

A valuation allowance is recorded to write down the cost of inventories to the estimated net realizable value, if lower, due to slow-moving or damaged products, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. Net realizable value is determined by the estimated selling prices offset by estimated additional cost of sale, selling expenses and business taxes. There was no valuation allowance provided for the inventory for the six months ended June 30, 2022 and 2021.

Lease

Lease

On January 1, 2019, the Company adopted Accounting Standards Update (“ASU”) 2016-02 (FASB ASC Topic 842). The adoption of Topic 842 resulted in the presentation of operating lease right-of-use assets and operating lease liabilities on the consolidated balance sheet. See Note 10 for additional information.

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for a consideration. To assess whether a contract is or contains a lease, the Company assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Company recognizes operating lease expenses on a straight-line basis over the lease term.

Operating lease right-of-use of assets

The right-of-use of asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received.

Operating lease liabilities

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Company incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Company is reasonably certain to exercise.

Lease liability is measured at amortized cost using the effective interest rate method. It is remeasured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Company assessment of option purchases, contract extensions or termination options.

Short-term leases

The Company has elected to not recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less. Lease payments associated with these leases are expensed as incurred.

Plants, property and equipment, net

Plants, property and equipment, net

Plants, property and equipment are stated at cost less accumulated depreciation. Depreciation of plants, property and equipment is provided using the straight-line method over their expected useful lives, as follows:

Building	30 years
Electronic equipment	3 years
Furniture, fixtures and equipment	3 years
Vehicle	3 years
Leasehold improvements	The shorter of useful life and lease term

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of Operation and Comprehensive Income in other income or expenses.

Intangible assets, net

Intangible assets, net

The Company’s intangible assets represent the land use right, intellectual property rights and the copyright of course videos, including but not limited to course videos which cover subjects such as entrepreneurship development, financial service, corporate governance, team management, marketing strategy, etc. Intangible assets are stated at cost less accumulated amortization and amortized on a straight-line basis over their estimated useful lives. The estimated useful lives of intangible assets are determined to be a) 50 years in accordance with the useful life of the land use right; b) 6.25 years in accordance with the period the Company estimates to generate economic benefits from the patent rights; and c) 5 to 10 years in accordance with the period the Company estimates to generate economic benefits from the copyrights of course videos.

Long-term investments

Long-term investments

Equity method investments in investees represents the Company’s investments in privately held companies, over which it has significant influence but does not own a majority equity interest or otherwise control. The Company applies the equity method to account for an equity investment, in common stock or in-substance common stock, according to ASC 323 “Investment — Equity Method and Joint Ventures”.

An investment in in-substance common stock is an investment in an entity that has risk and reward characteristics that are substantially similar to that entity’s common stock. The Company considers subordination, risks and rewards of ownership and obligation to transfer value when determining whether an investment in an entity is substantially similar to an investment in that entity’s common stock.

Under the equity method, the Company’s share of the post-acquisition profits or losses of the equity investee is recognized in the consolidated income statements and its share of post-acquisition movements in accumulated other comprehensive income is recognized in shareholders’ equity. When the Company’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity investee. No investment loss for long-term investments was recorded in the Company’s Unaudited Condensed Consolidated Statements of Comprehensive Income for the six months ended June 30, 2022 and 2021.

For other equity investments that do not have readily determinable fair values and over which the Company has neither significant influence nor control through investments in common stock or in-substance common stock, the Company accounts for these investments at cost minus any impairment, if necessary.

The Company continually reviews its investments in equity investees to determine whether a decline in fair value below the carrying value is other than temporary. The primary factors the Company considers in its determination are the length of time that the fair value of the investment is below the Company’s carrying value; the financial condition, operating performance and the prospects of the equity investee. If the decline in fair value is deemed to be other than temporary, the carrying value of the equity investee is written down to fair value. No impairment charges were recorded in investment losses in the Company’s Unaudited Condensed Consolidated Statements of Operation and Comprehensive Loss for the six months ended June 30, 2022 and 2021.

Impairment of long-lived assets

Impairment of long-lived assets

The Company reviews its long-lived assets for impairment, including plants, property and equipment, construction in progress, intangible assets, long-term investments and right-of-use asset, whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. No impairments of long-lived assets were recognized as of June 30, 2022 and December 31, 2021.

Government subsidies

Government subsidies

The Company’s PRC based subsidiary received government subsidies from local government. Government subsidies are recognized when there is reasonable assurance that the attached conditions will be complied with. When the government subsidy relates to an expense item, it is net against the expense and recognized in the consolidated statements of income and comprehensive income over the period necessary to match the subsidy on a systematic basis to the related expenses. Where the subsidy relates to an asset acquisition, it is recognized as income in the consolidated statements of income and comprehensive income in proportion to the useful life of the related assets. Government grants received for the six months ended June 30, 2022 and 2021 were $2,980,004 and $nil, respectively. As of June 30, 2022 and December 31, 2021, the deferred government grants were $2,980,004 and $nil, respectively.

Revenue recognition

Revenue recognition

The Company recognizes revenue under Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers. The core principle of the new revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1:	Identify the contract with the customer

Step 2:	Identify the performance obligations in the contract

Step 3:	Determine the transaction price

Step 4:	Allocate the transaction price to the performance obligations in the contract

Step 5:	Recognize revenue when the company satisfies a performance obligation

The Company mainly offers and generates revenue from five kinds of services to its clients in China, member services, enterprise services, online services and other services. Enterprise services include comprehensive tailored services, sponsorship advertising services, and consulting services.

Revenue recognition policies for each type of the Company’s services are discussed as follows:

Sales of graphite anode materials

Revenues from sales of graphite anode materials are recognized when the products are delivered to clients, which is when control of products has been transferred upon the delivery to the clients, and are recorded net of value-added tax. Shipping and handling charges are included in total net revenues. The Company typically does not charge shipping fees on orders exceeding a certain sale amount. Shipping and handling costs are considered fulfillment expenses and presented as part of our operating expenses.

Member services

The Company offers three tiers of member services, Platinum, Diamond and Protégé, which differ in membership fees as well as the level of the services provided. Members pay a fixed fee for exchange of the right to participate in organized activities offered by the Company, such as study tours and forums, typically within one-year membership period. Any non-participating activities will expire and not be refunded beyond the agreed-upon period. Each member is entitled to choose from same activities offered by the Company for a total of seven times but different level of membership will receive different level of privileges at each activity, such as seating arrangement or private consultation opportunity etc. The activities for Platinum Members are also open to non-members, who pay a pre-set fee for participating in a single activity, while the Company does not offer Diamond and Protégé services to non-members separately.

Each activity represents a separate performance obligation, which is typically 5 days or less. The Company uses an expected cost plus margin approach to estimate the stand-alone selling prices of each activity. As Members can benefit from each activity on their own in the same way and there is no material difference in the Company’s delivering costs, such as number of staffs involved and size of each activity. Therefore, membership fees are equally allocated to seven performance obligations when the Company determines transaction price of each performance obligation.

The Company recognizes membership fees as revenue upon completion of each activity as the duration of each activity is short. Membership fees from non-participating activity will be recognized when the agreed-upon period has expired. Membership fees collected in advance are recorded as deferred revenue on the consolidated balance sheets.

Enterprise services

The Company charges its clients service fees for providing enterprise services, which mainly include comprehensive tailored services, sponsorship advertising services and consulting services.

Comprehensive tailored services

The comprehensive tailored services provide tailored packaged services to small and medium business, including conference and salon organization, booth exhibition services, on-site Mentors’ guidance, and other value-added services. The Company typically signs one-year framework agreements and a tailored services contract with the clients, which list the types of tailored services as ordered by the clients to fit their specific needs. Each tailored service is a separate performance obligation under ASC 606, as these performance obligations are distinct, the clients can benefit from each service on their own and the Company’s promises to deliver the services are separately identifiable from each other in the services contract. The performance of each tailored service is usually on a specific date designated by the clients.

The Company establishes a uniform list for the unit price of each type of tailored services with reference to quoted market prices. If no quoted market price is available, the price will be estimated by using an expected cost plus a margin approach.

The Company recognizes the price for each tailored service as revenue when the service has been provided on a specific date designated and the receipt of each tailored services is confirmed by the clients. If a client does not request certain items of the tailored services included in the services contract during the agreed-upon period, the Company will not refund the service fees and the revenue will be recognized upon expiration of service contracts. The tailored services fees collected before providing services are recorded as deferred revenue on the consolidated balance sheets.

Sponsorship advertising service

The Company provides sponsorship advertising service for its clients at certain activities it held, i.e. study tours and forums. The sponsorship advertising services are mainly to display banners with the clients’ information and distribute clients’ brochures through the activities, so that the clients can enhance their corporate and product image.

The fee the Company charges for sponsorship advertising service depends on multiple specific factors, including number of event participants, location, public interest, etc. The Company considers all factors and determines pricing for each contract separately. The sponsorship advertising fees are recognized as revenue when services have been provided on a specific date designated and receipt of sponsorship advertising services are confirmed by clients. Sponsorship advertising fees collected before providing services are recorded as deferred revenue on the consolidated balance sheets.

Consulting services

The Company provides consulting services to small and medium-sized enterprises by helping them to develop strategies and solutions including: corporate reorganization, product promotion and marketing, industry supply chain integration, corporate governance, financing and capital structure, etc. The consulting services are tailored to meet each client’s specific needs and requirements.

Consulting fees are based on the specifics of the services provided, for instance, time and efforts required, etc. The Company considers comprehensive factors and determines prices with reference to quoted market prices. If no quoted market price is available, price will be estimated by using an expected cost plus a margin approach.

Consulting fees are recognized as revenue when services have been provided and receipt of consulting services is confirmed by clients as the duration of services is short, typically one month or less. Consulting fees collected before providing any service are presented as deferred revenue on the consolidated balance sheets.

Online services

The Company provides two types of online services to the Company’s APP Users, which are question and answer (Q&A) sessions with chosen Mentors and online streaming of courses and programs. Top-up credits are paid by Users through the Company’s APP platform, using which Users can purchase the online services.

Users can raise questions to chosen Mentors or Experts with a fixed fee per Q&A session preset by Mentors or Experts. The Q&A session is usually provided by chosen Mentors or Experts within a course of a 72-hour period. The Company charges 30% of the Q&A fees as a facilitator of online services. The Q&A fees are allocated to the Company and chosen Mentors or Experts automatically by the APP on a 30%/70% split upon completion of Q&A sessions. The Company recognizes these online service fees as revenue at completion of Q&A sessions on a net basis, i.e., in the amount of 30% of allocated Q&A fees, as the Company merely provides a platform for its Users and is not the primary obligor of the Q&A session, neither has risks and rewards as principal.

The Company grants Users the access to view various online courses and programs. Users can subscribe as an annual VIP at a rate of RMB299. The VIP grants Users the access right to the Company’s VIP courses and programs over the subscription period. The Company recognizes the VIP annual subscription fees as revenue on a straight-line basis over the VIP subscription period. Users can also purchase à la carte courses and programs at a rate from RMB 9.9 to 299 per course or program by top-up credits through the Company’s APP platform. The payment for à la carte course and program is not refundable. After the payment is collected by the Company, the Users obtain unlimited access to the courses and programs they purchased without limitation. The Company recognizes the fees à la carte courses and programs as revenue at the point of time that Users obtain the access to the courses and programs.

Other revenues

Other revenues are mainly generated from rendering of other services and sale of merchandises.

The Company sells merchandises and recognizes the revenue at the amount to which it expects to be entitled on a gross basis at the point of time when clients obtain the control of the merchandises.

Other services fees are mainly derived from non-member participation of study tours and forums at the service level of Platinum Members. The Company charges non-members a fixed fee for each Member activity and the price for non-members is determined based on our allocated Member pricing for each activity. Fees are usually collected on site at the date of each activity and revenues are recognized at the completion of such activity.

Cost of goods sold

The cost of goods sold for the six months ended June 30, 2022 was primarily the cost of finished goods of graphite anode materials, including single granular coke, secondary granular coke, and mixed batches of single particle and secondary coke. The cost of goods sold for the six months ended June 30, 2021 was mainly the cost of electrolytic copper. Cost of goods sold was $8,615,734 and $2,050,253 for the six months ended June 30, 2022 and 2021, respectively.

Service costs

Service costs

Service costs primarily include (1) the cost of holding events and activities, such as venue rental fees, conference equipment fees, (2) professional and consulting fees paid to third parties for our activity; (3) the fees paid to Mentors and Experts; and (4) labor costs. Service costs were $616,414 and $708,719 for the six months ended June 30, 2022 and 2021, respectively.

Income taxes

Income taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

The Company believes there were no uncertain tax positions at June 30, 2022 and December 31, 2021, respectively. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months. The Company is not currently under examination by an income tax authority, nor has been notified that an examination is contemplated.

Loss per share

Loss per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing income available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. For the six months ended June 30, 2022 and 2021, the diluted shares were 24,528,000 and 22,767,733, respectively.

Comprehensive loss

Comprehensive loss

Comprehensive loss consists of two components, net loss and other comprehensive loss(income). Other comprehensive loss(income) refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net loss. Other comprehensive loss(income) consists of foreign currency translation adjustment resulting from the Company translating its financial statements from functional currency into reporting currency.

Significant risks

Significant risks

Currency risk

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other Company foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

The Company maintains certain bank accounts in the PRC. On May 1, 2015, China’s new Deposit Insurance Regulation came into effect, pursuant to which banking financial institutions, such as commercial banks, established in the PRC are required to purchase deposit insurance for deposits in RMB and in foreign currency placed with them. Such Deposit Insurance Regulation would not be effective in providing complete protection for the Company’s accounts, as its aggregate deposits are much higher than the compensation limit, which is RMB 500,000 for one bank. However, the Company believes that the risk of failure of any of these Chinese banks is remote. Bank failure is uncommon in the PRC and the Company believes that those Chinese banks that hold the Company’s cash and cash equivalents and short-term investments are financially sound based on public available information.

Other than the deposit insurance mechanism in the PRC mentioned above, the Company’s bank accounts are not insured by Federal Deposit Insurance Corporation insurance or other insurance.

Concentration and credit risk

Financial instruments that potentially subject the Company to the concentration of credit risks consist of cash and short-term investments. The maximum exposures of such assets to credit risk are their carrying amounts as of the balance sheet dates. The Company deposits its cash and short-term investments with financial institutions located in jurisdictions where the subsidiaries are located. The Company believes that no significant credit risk exists as these financial institutions have high credit quality.

The Company’s also exposure to credit risk associated with its trading and other activities is measured on an individual counterparty basis, as well as by group of counter-parties that share similar attributes. There was $7,744,625 of revenue from one client which represented 75% of the total revenues for the six months ended June 30, 2022. There was $2,000,483 of revenue from one client which represented 27% of the total revenues for the six months ended June 30, 2021. Concentrations of credit risk can be affected by changes in political, industry, or economic factors. To reduce the potential for risk concentration, The Company generally requires advanced payment before delivery of the services but may extend unsecured credit to its clients in the ordinary course of business. Credit limits are established and exposure is monitored in light of changing counterparty and market conditions. The Company did not have any material concentrations of credit risk outside the ordinary course of business as of June 30, 2022 and 2021.

Interest rate risk

Fluctuations in market interest rates may negatively affect our financial condition and results of operations. The Company is exposed to floating interest rate risk on cash deposit and floating rate borrowings, and the risks due to changes in interest rates are not material. The Company has not used any derivative financial instruments to manage our interest risk exposure.

Other uncertainty risk

The Company’s major operations are conducted in the PRC. Accordingly, the political, economic, and legal environments in the PRC, as well as the general state of the PRC’s economy may influence the Company’s business, financial condition, and results of operations.

The Company’s major operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic, and legal environment. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, and rates and methods of taxation, among other things. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments – Credit Losses”, which will require the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Further, the FASB issued ASU No. 2019-04, ASU 2019-05, ASU 2019-10, ASU 2019-11 and ASU 2020-02 to provide additional guidance on the credit losses standard. For all other entities, the amendments for ASU 2016-13 are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, with early adoption permitted. Adoption of the ASUs is on a modified retrospective basis. The Company will adopt ASU 2016-13 from January 1, 2023. The Company is in the process of evaluating the effect of the adoption of this ASU.